TABLE OF CONTENTS

      USAA FAMILY OF FUNDS                                              1
      MESSAGE FROM THE PRESIDENT                                        2
      INVESTMENT REVIEW                                                 4
      MESSAGE FROM THE MANAGERS                                         5
      FINANCIAL INFORMATION
         Portfolio of Investments                                       9
         Notes to Portfolio of Investments                             19
         Statement of Assets and Liabilities                           20
         Statement of Operations                                       21
         Statements of Changes in Net Assets                           22
         Notes to Financial Statements                                 23










IMPORTANT INFORMATION

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

    USAA Investment Management Company
    Attn: Report Mail
    9800 Fredericksburg Road
    San Antonio, TX 78284-8916

or phone a mutual fund representative at 1-800-531-8448 during business hours.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA WORLD GROWTH FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (IMCO). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.

USAA   WITH  THE  EAGLE  IS   REGISTERED   IN  THE  U.S.   PATENT  &   TRADEMARK
OFFICE.(COPYRIGHT)2000, USAA. ALL RIGHTS RESERVED.









       USAA FAMILY OF FUNDS SUMMARY


FUND TYPE/NAME                     RISK
---------------------------------------------------
               CAPITAL APPRECIATION
===================================================
 Aggressive Growth                 Very high
 Capital Growth                    Very high
 Emerging Markets                  Very high
 First Start Growth                Moderate to high
 Gold                              Very high
 Growth                            Moderate to high
 Growth & Income                   Moderate
 International                     Moderate to high
 Science & Technology              Very high
 Small Cap Stock                   Very high
 World Growth                      Moderate to high

                 ASSET ALLOCATION
===================================================
 Balanced Strategy                 Moderate
 Cornerstone Strategy              Moderate
 Growth and Tax Strategy           Moderate
 Growth Strategy                   Moderate to high
 Income Strategy                   Low to moderate

                 INCOME - TAXABLE
===================================================
 GNMA Trust                        Low to moderate
 High-Yield Opportunities          High
 Income                            Moderate
 Income Stock                      Moderate
 Intermediate-Term Bond            Low to moderate
 Short-Term Bond                   Low

                INCOME - TAX EXEMPT
===================================================
 Long-Term                         Moderate
 Intermediate-Term                 Low to moderate
 Short-Term                        Low
 State Bond/Income                 Moderate

                     INDEXES
===================================================
 Extended Market Index             High
 Global Titans Index               Moderate to high
 Nasdaq-100 Index                  Very high
 S&P 500 Index                     Moderate

                  MONEY MARKET
===================================================
 Money Market                      Low
 Tax Exempt Money Market           Low
 Treasury Money Market Trust       Low
 State Money Market                Low
---------------------------------------------------

ALL FUNDS REQUIRE A MINIMUM $3,000 INVESTMENT.

THE INVESTART(REGISTERED TRADEMARK) PROGRAM IS AVAILABLE FOR INVESTORS WITHOUT THE $3,000 INITIAL INVESTMENT REQUIRED TO OPEN AN IMCO MUTUAL FUND ACCOUNT. A MUTUAL FUND ACCOUNT CAN BE OPENED WITH NO INITIAL INVESTMENT IF YOU ELECT TO HAVE MONTHLY AUTOMATIC INVESTMENTS OF AT LEAST $50 FROM A BANK ACCOUNT. INVESTART IS NOT AVAILABLE ON TAX-EXEMPT FUNDS OR THE S&P 500 INDEX FUND. THE MINIMUM INITIAL INVESTMENT FOR IRAS IS $250, EXCEPT FOR THE $2,000 MINIMUM REQUIRED FOR THE S&P 500 INDEX FUND. IRAS ARE NOT AVAILABLE FOR TAX-EXEMPT FUNDS. THE GROWTH AND TAX STRATEGY FUND IS NOT AVAILABLE AS AN INVESTMENT FOR YOUR IRA BECAUSE THE MAJORITY OF ITS INCOME IS TAX EXEMPT.

'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'WILSHIRE 4500' IS A TRADEMARK OF WILSHIRE ASSOCIATES INCORPORATED AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(REGISTERED TRADEMARK)', 'NASDAQ-100 INDEX(REGISTERED TRADEMARK)', AND 'NASDAQ(REGISTERED TRADEMARK)', ARE TRADE OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS INDEX(SERVICEMARK)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD OR PROMOTED BY THE TRADE OR SERVICE MARK OWNERS AND NEITHER THE TRADE OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE.

FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL 1-800-531-8181 FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST.










MESSAGE FROM THE PRESIDENT

[PHOTOGRAPH OF PRESIDENT AND VICE CHAIRMAN OF THE BOARD, MICHAEL J.C. ROTH, CFA,
 APPEARS HERE.]

I started off in the investment business in late 1972. I believe that I could sit down and give you at least a thumbnail sketch of what made every year between then and now unique. The first two years, '73 and '74, were dreadful. In '75 and '76 if you missed January, you missed the year. And so it would go right up to the consecutively incredible years from '95 through '98, and the really incredible '99. Everyone who lives through such experiences will craft some set of beliefs that will serve as a guide to the process of investing. And different people will glean different wisdom from their experience. For me, the experience has led to these beliefs:

      - No one forecasts markets accurately.

      - Therefore, controlling risk is very important.

      - Risk is best controlled by the way you allocate your assets.

USAA's Asset Strategy funds offer an array of choices for controlling your investment risk. Cornerstone and Growth Strategy funds have portfolios that are 75% to 80% in equities. The Balanced and Growth and Tax Strategy funds are more conservative, while Income Strategy adds 20% equities to a fixed-income portfolio.

In short, the Asset Strategy funds offer a spectrum of risk and expected return, and, in a year like we've seen in 2000, provide an excellent way to confront a very challenging market. They are simple and effective risk control investment tools.

Sincerely,



Michael J.C. Roth, CFA
PRESIDENT AND
VICE CHAIRMAN OF THE BOARD



FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS), INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.









INVESTMENT REVIEW


USAA WORLD GROWTH FUND

OBJECTIVE:  Capital appreciation.

TYPES OF INVESTMENTS: Invests principally in a mix of foreign and domestic equity securities.


--------------------------------------------------------------------------------
                                           11/30/00             5/31/00
--------------------------------------------------------------------------------
  Net Assets                            $353.3 Million       $414.5 Million
  Net Asset Value Per Share                 $17.06               $20.61
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/00
--------------------------------------------------------------------------------
  5/31/00 TO 11/30/00(+)      1 YEAR       5 YEARS   SINCE INCEPTION ON 10/1/92
       -12.91%                -6.86%        11.27%              11.36%
--------------------------------------------------------------------------------
(+) TOTAL  RETURNS  FOR PERIODS OF LESS THAN ONE YEAR ARE NOT  ANNUALIZED.  THIS
    SIX-MONTH RETURN IS CUMULATIVE.

TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.



                        CUMULATIVE PERFORMANCE COMPARISON
                        ---------------------------------

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA World Growth Fund, the Morgan Stanley Capital Index (MSCI)-World, and the Lipper Global Funds Average for the period of 10/01/92 through 11/30/00. The data points from the graph are as follows:

              USAA WORLD             MSCI            LIPPER
              GROWTH FUND            INDEX           AVERAGE
             -------------        -----------      -----------

10/01/92       $10,000              $10,000          $10,000
11/30/92        10,140                9,897           10,103
05/31/93        11,260               11,586           11,486
11/30/93        11,859               11,651           12,533
05/31/94        12,773               12,700           13,477
11/30/94        12,885               12,718           13,436
05/31/95        13,317               14,020           14,252
11/30/95        14,114               15,061           15,204
05/31/96        16,303               16,516           16,985
11/30/96        17,172               17,877           17,958
05/31/97        18,998               19,332           19,628
11/30/97        19,282               20,118           20,057
05/31/98        22,092               23,201           23,306
11/30/98        20,181               24,139           22,372
05/31/99        22,547               26,249           23,939
11/30/99        25,844               29,262           28,014
05/31/00        27,640               29,818           29,188
11/30/00        24,071               27,026           26,291

DATA SINCE INCEPTION ON 10/01/92 THROUGH 11/30/00.


THE GRAPH ILLUSTRATES THE COMPARISON OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA WORLD GROWTH FUND TO ITS BENCHMARK, THE MORGAN STANLEY CAPITAL INDEX
(MSCI)-WORLD, AN UNMANAGED INDEX THAT REFLECTS THE MOVEMENTS OF WORLD STOCK MARKETS BY REPRESENTING A BROAD SELECTION OF DOMESTICALLY LISTED COMPANIES WITHIN EACH MARKET, AND THE LIPPER GLOBAL FUNDS AVERAGE, AN AVERAGE PERFORMANCE LEVEL OF ALL GLOBAL FUNDS, AS REPORTED BY LIPPER ANALYTICAL SERVICES, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.









MESSAGE FROM THE MANAGERS


[PHOTOGRAPH OF PORTFOLIO MANAGERS FROM LEFT TO RIGHT: ALBERT C. SEBASTIAN, CFA (FOREIGN SECURITIES); KEVIN P. MOORE (FOREIGN SECURITIES); AND CURT ROHRMAN, CFA (DOMESTIC SECURITIES) APPEARS HERE.]

MARKET CONDITIONS

For the six-month period ending November 30, 2000, your USAA World Growth Fund's total return was -12.91%, compared with the Lipper Global Funds Average return of -8.81%, and the Morgan Stanley Capital Index (MSCI)-World return of -9.37%. The Fund's overweighted position in European and Canadian equities positively affected its performance, while security selection in the U.S. and Japanese markets negatively affected its performance.

                                   * * * *

Your Fund's performance received an Overall Star Rating of 4 stars in the international equity category from Morningstar Rating(TRADEMARK) for the period ending November 30, 2000.

DEVELOPED MARKETS (EXCEPT JAPAN)

European equity markets were down for the period, but did outperform other international markets. The more defensive sectors -- such as health care, utilities, financials, and consumer staples -- registered positive returns, while the best performers earlier in the year -- telecommunication services and information technology sectors -- were down substantially.


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. MORNINGSTAR PROPRIETARY RATINGS ON U.S.-DOMICILED FUNDS REFLECT HISTORICAL RISK-ADJUSTED PERFORMANCE AS OF NOVEMBER 30, 2000. THE RATINGS ARE SUBJECT TO CHANGE EVERY MONTH. MORNINGSTAR RATINGS ON U.S.-DOMICILED FUNDS ARE CALCULATED FROM THE FUND'S THREE-, FIVE-, AND TEN-YEAR AVERAGE ANNUAL RETURNS IN EXCESS OF 90-DAY U.S. TREASURY BILL RETURNS WITH APPROPRIATE FEE ADJUSTMENTS, AND A RISK FACTOR THAT REFLECTS FUND PERFORMANCE BELOW 90-DAY U.S. T-BILL RETURNS. THE USAA WORLD GROWTH FUND RECEIVED 3 AND 4 STARS FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY. THE TOP 10% OF THE FUNDS IN A BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. THE FUND WAS RATED EXCLUSIVELY AGAINST U.S.-DOMICILED FUNDS. THE FUND WAS RATED AMONG 1,226 AND 755 FUNDS IN THE INTERNATIONAL EQUITY CATEGORY FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY.

REFER TO THE BOTTOM OF PAGE 4 FOR THE LIPPER AVERAGE AND THE MSCI-WORLD DEFINITIONS.


Canada was the only market to register a positive return for the period, with banking and insurance stocks performing particularly well. Our holdings in technology, however, performed poorly.

JAPAN

Japan underperformed most other developed markets for the period, as the inflated valuations surrounding many Internet-related stocks proved completely unsustainable. A number of prominent bankruptcies in the retail and insurance industries also hurt equity performance. Our holdings in information technology and telecom services performed poorly, as did our consumer cyclical stocks.

EMERGING MARKETS

The last six months have been a volatile period for emerging markets. The combination of technology-sector and political concerns has put the pressure on Asian markets. Mexico and Brazil have enjoyed a strong six months of growth in gross domestic products and falling inflation, while the rest of Latin America has been embroiled in political problems. Within the Central European markets, Russia performed well with rising oil prices. South Africa suffered from falling growth prospects, while Israel benefited from falling inflation and interest rates. Turkey has suffered from a slowing restructuring process.

UNITED STATES

U.S. stocks declined as the economy slowed during the period, and corporate profit expectations were reduced accordingly. Concerns regarding the outcome of the presidential election added to the overall uncertainty. But through it all, technology stocks experienced the most selling pressure due to a combination of extreme valuations, broad reductions in earnings estimates, and openly publicized difficulties among many dot-com companies. Profit-taking and market rotation to defensive industries such as health care and utilities accelerated the decline in technology stocks.

The Fund's overweighted position in technology stocks hurt domestic holdings. Stocks that fell more than 50% in value during the period included Applied Materials, Art Technology Group, Dell Computer, Lucent Technologies, and Micron Technology. Stocks outside the technology group that experienced material declines included Clear Channel Communications, Disney, Halliburton, and Level 3 Communications. Still, several stocks posted sizable gains. These included American International Group, BEA Systems, Bristol-Myers Squibb, Health Management Associates, Johnson & Johnson, Mellon Financial, Merck, and Pharmacia.

OUTLOOK

Despite signs that the global economy is slowing, we continue to view Europe and Canada positively. The recent election in Canada returned the governing party to power with a large majority and a clear mandate to cut taxes and implement financial reforms. In Europe, most fiscal budgets are in surplus, and a number of countries, including Germany, have announced significant tax reductions for 2001. We are, however, less positive about Japan due to the high level of financial and government debt as well as its uncertain political outlook. As a result, Japan has few policy tools at its disposal to mitigate an economic slowdown. In emerging markets, we favor Mexico, Brazil, and Korea. Overall in the portfolio, we continue to underweight the financial and utility sectors and overweight the technology, industrial, and energy sectors.

Our outlook for the United States market remains positive. The Federal Reserve now appears poised to reduce interest rates over the coming six months to help the slowing U.S. economy. We expect continued U.S. investment in technology in order to improve customer relations, cost structure, and product delivery. The result should be continued double-digit profit growth over the next three years to five years. Preferred areas for investment include technology, particularly software and telecom equipment, and health care.

  -------------------------------------
           TOP 10 EQUITY HOLDINGS
             (% OF NET ASSETS)
  -------------------------------------
  Nokia Corp. ADR                   2.6
  Cisco Systems, Inc.               1.5
  General Electric Co.              1.5
  ING Group N.V.                    1.4
  Total Fina S.A. ADR               1.4
  Koninklijke Philips Elec. N.V.    1.3
  Microsoft Corp.                   1.3
  Nordic Baltic Holding             1.2
  Oracle Corp.                      1.2
  Target Corp.                      1.2
  -------------------------------------


  -------------------------------------
            TOP 10 INDUSTRIES
            (% OF NET ASSETS)
  -------------------------------------
  Drugs                             8.7
  Communication Equipment           6.2
  Computer Software & Service       5.5
  Insurance - Multiline Companies   4.9
  Electronics - Semiconductors      4.7
  Telephones                        4.4
  Banks - Money Center              4.0
  Banks - Major Regional            3.3
  Oil - International Integrated    3.0
  Chemicals - Specialty             2.6
  -------------------------------------



                              ASSET ALLOCATION
                                  11/30/00
                              ----------------

A pie chart is shown here depicting the Asset Allocation as of November 30, 2000 of the USAA World Growth Fund to be:

U.S. Stocks - 34.1%; Other - 20.5% (Countries with less than 3.0% of the portfolio, and Money Market Instruments); United Kingdom - 10.6%; Japan - 8.8%; Canada - 6.2%; Netherlands - 6.5%; France 5.0%; Finland - 3.7%; and Sweden - 3.0%.

PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

YOU WILL FIND A LIST OF THE SECURITIES THAT THE FUND OWNS ON PAGES 9-18.

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.










USAA WORLD GROWTH FUND
PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2000
(UNAUDITED)


                                                                         MARKET
   NUMBER                                                                 VALUE
 OF SHARES                         SECURITY                               (000)
--------------------------------------------------------------------------------

                            FOREIGN SECURITIES (62.3%)
                              FOREIGN STOCKS (62.2%)

            ARGENTINA (0.2%)
  510,600   PC Holdings S.A. "B"                                        $    725
--------------------------------------------------------------------------------
            AUSTRALIA (0.2%)
   15,900   CSL Ltd.                                                         301
  572,000   Pasminco Ltd.                                                    217
--------------------------------------------------------------------------------
                                                                             518
--------------------------------------------------------------------------------
            AUSTRIA (1.1%)
   30,800   Bank Austria AG                                                1,505
   28,700   Boehler Uddeholm AG                                              887
   10,500   VA Technologie AG                                                327
   29,100   Vienna Airport (Flughafen Wien)                                1,015
--------------------------------------------------------------------------------
                                                                           3,734
--------------------------------------------------------------------------------
            BRAZIL (0.6%)
2,900,000   Banco Itau S.A. (Preferred)                                      221
    8,600   Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR     290
   35,500   Companhia de Bebidas das Americas ADR                            750
   15,600   Embratel Participacoes S.A. ADR                                  188
   17,860   Petroleo Brasileiro S.A. (Preferred)                             430
   14,200   Uniao de Bancos Brasileiros S.A. (Unibanco) GDR                  316
--------------------------------------------------------------------------------
                                                                           2,195
--------------------------------------------------------------------------------
            CANADA (6.2%)
  110,000   Anderson Exploration Ltd. *                                    2,017
   18,400   Bank of Montreal                                                 857
   47,986   C-MAC Industries, Inc. *                                       1,969
   48,300   Canadian Imperial Bank of Commerce                             1,412
  117,300   Canadian National Railway Co.                                  3,688
   68,500   Manulife Financial Corp.                                       1,772
   84,900   Nexen, Inc.                                                    2,001
   75,900   Nortel Networks Corp.                                          2,865
   48,800   Sun Life Financial Services                                    1,041
  123,000   Suncor Energy, Inc.                                            2,721
   59,300   Toronto-Dominion Bank                                          1,531
--------------------------------------------------------------------------------
                                                                          21,874
--------------------------------------------------------------------------------
            CHINA (0.3%)
  108,900   China Mobile Ltd. *                                              595
2,226,000   China Petroleum and Chemical Corp. "H" *                         394
--------------------------------------------------------------------------------
                                                                             989
--------------------------------------------------------------------------------
            DENMARK (1.3%)
  379,196   Nordic Baltic Holding *                                        2,706
   47,500   Tele Danmark A/S "B"                                           1,911
--------------------------------------------------------------------------------
                                                                           4,617
--------------------------------------------------------------------------------
            FINLAND (3.7%)
   93,677   Metso OYJ                                                        884
  212,200   Nokia Corp. ADR                                                9,072
   47,450   Perlos Corp.                                                     875
   46,800   Sampo Insurance Co. "A"                                        2,307
--------------------------------------------------------------------------------
                                                                          13,138
--------------------------------------------------------------------------------
            FRANCE (5.0%)
   22,500   Accor S.A.                                                       847
   40,209   Aventis S.A.                                                   3,152
   47,505   CNP Assurances                                                 1,628
   56,000   Coflexip ADR                                                   3,220
   14,290   Eramet Group                                                     552
   13,130   ISIS S.A.                                                        912
   25,000   Renault S.A.                                                   1,193
   35,700   Rhodia S.A.                                                      466
   70,974   Total Fina S.A. ADR                                            5,013
   15,500   Valeo S.A.                                                       714
--------------------------------------------------------------------------------
                                                                          17,697
--------------------------------------------------------------------------------
            GERMANY (2.2%)
   44,800   Continental AG                                                   645
   60,600   Merck KGaA                                                     2,356
    8,480   SAP AG                                                           892
   70,250   E. on AG                                                       3,971
--------------------------------------------------------------------------------
                                                                           7,864
--------------------------------------------------------------------------------
            HONG KONG (0.1%)
   14,600   Hutchison Whampoa Ltd.                                           174
  348,000   South China Morning Post Holdings                                230
--------------------------------------------------------------------------------
                                                                             404
--------------------------------------------------------------------------------
            HUNGARY (0.0%)(a)
    8,100   Magyar Tavkozlesi Rt. (MATAV) ADR                                129
--------------------------------------------------------------------------------
            INDIA (0.5%)
   14,300   Himachal Futuristic Communications Ltd.                          421
   85,700   Hindustan Lever Ltd.                                             353
    3,740   Infosys Technologies Ltd.                                        572
   65,200   Satyam Computer Services Ltd.                                    470
   12,200   Videsh Sanchar Nigam Ltd.                                         76
--------------------------------------------------------------------------------
                                                                           1,892
--------------------------------------------------------------------------------
            ISRAEL (0.5%)
   35,672   Bank Hapoalim Ltd.                                                94
   12,100   Blue Square Ltd. ADR                                             145
    8,800   Check Point Software Technologies Ltd. *                         903
    7,500   Teva Pharmaceutical Industries Ltd. ADR                          493
--------------------------------------------------------------------------------
                                                                           1,635
--------------------------------------------------------------------------------
            ITALY (2.4%)
   47,000   ENI S.p.A. ADR                                                 2,870
  489,000   Italgas S.p.A.                                                 2,177
   29,551   Seat Pagine Gialle S.p.A                                          73
   85,300   Telecom Italia S.p.A.                                            986
  442,400   Telecom Italia S.p.A. Savings                                  2,401
--------------------------------------------------------------------------------
                                                                           8,507
--------------------------------------------------------------------------------
            JAPAN (8.7%)
   25,200   Asatsu DK                                                        638
   32,000   Daibiru Corp.                                                    249
   71,000   Fujitsu Ltd.                                                   1,132
    3,700   Internet Initiative, Inc. ADR *                                   38
   21,000   Ito-Yokado Co. Ltd.                                            1,051
    6,800   Lawson, Inc.                                                     231
   23,400   Meitec Corp.                                                     854
  134,000   Mitsui Fudosan Co. Ltd.                                        1,552
   15,000   Murata Manufacturing Co. Ltd.                                  2,001
  242,000   Nikko Securities Co. Ltd.                                      1,852
      231   Nippon Telegraph & Telephone Corp. (NTT)                       1,989
       73   NTT Mobile Communication Network, Inc.                         1,863
   29,500   Paris Miki, Inc.                                                 830
   21,000   Pasona Softbank, Inc.                                            269
    2,700   Ryohin Keikaku Co.                                               122
   30,450   Sanix, Inc.                                                    1,573
   28,000   Shin-Etsu Chemical Co. Ltd.                                    1,252
   35,700   Sony Corp.                                                     2,691
  196,000   Sumitomo Corp.                                                 1,550
   87,000   Sumitomo Electric Industries, Ltd.                             1,486
   55,000   Takeda Chemical Industries Ltd.                                3,401
  210,000   Toshiba Corp.                                                  1,486
      403   West Japan Railway                                             1,809
   36,200   Zenrin Co. Ltd.                                                  666
--------------------------------------------------------------------------------
                                                                          30,585
--------------------------------------------------------------------------------
            KOREA (0.6%)
   22,443   Korea Telecom Corp. ADR                                          612
    5,398   Samsung Electronics Co. Ltd.                                     719
   11,800   Samsung SDI Co. Ltd.                                             442
      950   Sk Telecom Co. Ltd.                                              191
--------------------------------------------------------------------------------
                                                                           1,964
--------------------------------------------------------------------------------
            MALAYSIA (0.1%)
   55,200   Malayan Banking Berhad                                           203
   57,200   Telekom Malaysia Bhd                                             187
--------------------------------------------------------------------------------
                                                                             390
--------------------------------------------------------------------------------
            MEXICO (0.7%)
   38,600   Coca Cola Femsa S.A. de C.V. ADR                                 726
   14,000   Fomento Economico Mexicano S.A. de C.V. ADR                      479
   75,700   Grupo Carso S.A. *                                               205
   68,000   Grupo Modelo S.A. de C.V. "C"                                    163
   19,400   Telefonos de Mexico S.A. de C.V. ADR                             909
    9,200   Tubos de Acero de Mexico S.A. ADR                                125
--------------------------------------------------------------------------------
                                                                           2,607
--------------------------------------------------------------------------------
            NETHERLANDS (6.5%)
   86,400   Akzo Nobel N.V.                                                4,098
   54,800   Fortis NL N.V.                                                 1,611
   25,000   Gucci Group N.V.                                               2,323
   66,550   ING Group N.V.                                                 4,791
   54,419   Koninklijke KPN N.V.                                             733
  145,191   Koninklijke Philips Electronics N.V.                           4,764
   64,400   Oce-van der Grinten N.V.                                         994
   49,900   Versatel Telecom *                                               499
   44,100   VNU N.V.                                                       1,925
   69,700   Vopak Kon                                                      1,376
--------------------------------------------------------------------------------
                                                                          23,114
--------------------------------------------------------------------------------
            NORWAY (0.6%)
   11,300   Schibsted ASA                                                    142
  262,000   Storebrand ASA                                                 1,807
--------------------------------------------------------------------------------
                                                                           1,949
--------------------------------------------------------------------------------
            PORTUGAL (1.7%)
  102,656   Banco Pinto & Sotto Mayor S.A. *                               2,287
  164,000   Brisa-Auto Estrada de Portugal S.A.                            1,372
  186,500   Portugal Telecom S.A. ADR                                      1,515
   67,736   Telecel-Comunicacoes Pessoais S.A. *                             697
--------------------------------------------------------------------------------
                                                                           5,871
--------------------------------------------------------------------------------
            RUSSIA (0.1%)
    8,200   LUKoil ADR                                                       295
--------------------------------------------------------------------------------
            SINGAPORE (0.4%)
  225,000   Hong Kong Land Holdings Ltd.                                     464
   51,000   Singapore Airlines Ltd.                                          491
   45,000   United Overseas Bank Ltd.                                        323
--------------------------------------------------------------------------------
                                                                           1,278
--------------------------------------------------------------------------------
            SOUTH AFRICA (0.1%)
    6,100   Anglo American Platinum Corp.                                    245
    5,300   Impala Platinum Holdings Ltd.                                    250
--------------------------------------------------------------------------------
                                                                             495
--------------------------------------------------------------------------------
            SPAIN (2.3%)
  115,937   Altadis S.A.                                                   1,683
  181,193   Banco Bilbao Vizcaya Argentaria                                2,420
  122,550   Repsol S.A.                                                    2,001
   40,027   Telefonica de Espana S.A. ADR *                                1,894
--------------------------------------------------------------------------------
                                                                           7,998
--------------------------------------------------------------------------------
            SWEDEN (3.0%)
   83,000   Autoliv, Inc. GDR                                              1,702
  217,600   Ericsson LM Telephone Co. ADR                                  2,475
  588,744   Nordic Baltic Holding AB *                                     4,162
   83,280   Skandinaviska Enskilda Banken "A"                                891
  401,886   Swedish Match AB                                               1,420
--------------------------------------------------------------------------------
                                                                          10,650
--------------------------------------------------------------------------------
            SWITZERLAND (2.2%)
    1,984   Novartis AG                                                    3,217
    4,600   Selecta Group AG                                               1,051
    2,180   Sulzer AG P.C.                                                 1,385
   49,222   Syngenta AG *                                                  2,211
--------------------------------------------------------------------------------
                                                                           7,864
--------------------------------------------------------------------------------
            TAIWAN (0.3%)
  299,900   Taiwan Semiconductor Manufacturing Co. *                         812
  214,500   United Microelectronics *                                        338
--------------------------------------------------------------------------------
                                                                           1,150
--------------------------------------------------------------------------------
            TURKEY (0.0%)(a)
   14,500   Turkcell Iletisim Hizmetleri A.S. ADR *                           90
--------------------------------------------------------------------------------
            UNITED KINGDOM (10.6%)
   57,900   AstraZeneca Group plc                                          2,963
  184,300   Bank of Scotland                                               1,730
  604,400   Billiton plc                                                   1,976
   62,000   BOC Group plc                                                    871
  134,500   Cable & Wireless plc                                           1,667
  344,900   Cadbury Schweppes                                              2,409
  147,786   Celltech Group plc *                                           2,426
  146,600   CGU plc                                                        2,219
1,050,000   Cookson Group plc                                              2,709
  690,000   Corporate Services Group plc *                                   834
   32,600   Glaxo Wellcome plc ADR                                         1,868
  142,000   Laporte plc                                                    1,130
1,278,000   Laporte plc "B" *                                                 15
  425,000   Old Mutual plc                                                   911
   96,800   Powergen plc                                                     801
  261,000   Reckitt Benckiser plc                                          3,324
  192,886   Reuters Group plc                                              2,846
  141,800   Royal Bank Scot Group                                          2,922
  463,700   Tomkins plc                                                      989
  271,722   WPP Group plc                                                  2,958
--------------------------------------------------------------------------------
                                                                          37,568
--------------------------------------------------------------------------------
            Total foreign stocks (cost: $182,403)                        219,786
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT
  (000)
-----------
                                FOREIGN BOND (0.1%)
            JAPAN (0.1%)
     $400   MBL International Finance (Bermuda) Trust,
              3%, 11/30/2002 (cost: $400)                                    395
--------------------------------------------------------------------------------
            Total foreign securities (cost: $182,803)                    220,181
--------------------------------------------------------------------------------



   NUMBER
 OF SHARES
-----------

                              U.S. STOCKS (34.1%)
            ALUMINUM (0.7%)
   88,000   Alcoa, Inc.                                                    2,481
--------------------------------------------------------------------------------
            BANKS - MAJOR REGIONAL (1.0%)
   72,000   Mellon Financial Corp.                                         3,375
--------------------------------------------------------------------------------
            BEVERAGES - NONALCOHOLIC (1.0%)
   81,000   PepsiCo, Inc.                                                  3,675
--------------------------------------------------------------------------------
            BIOTECHNOLOGY (0.7%)
   40,000   Amgen, Inc. *                                                  2,545
--------------------------------------------------------------------------------
            BROADCASTING - RADIO & TV (1.0%)
   70,000   Clear Channel Communications, Inc. *                           3,535
--------------------------------------------------------------------------------
            COMMUNICATION EQUIPMENT (2.0%)
   19,000   CIENA Corp. *                                                  1,443
   16,000   JDS Uniphase Corp. *                                             801
  114,000   Lucent Technologies, Inc.                                      1,774
   36,800   QualComm, Inc. *                                               2,953
--------------------------------------------------------------------------------
                                                                           6,971
--------------------------------------------------------------------------------
            COMPUTER - HARDWARE (1.2%)
   75,000   Dell Computer Corp. *                                          1,444
   66,000   Hewlett-Packard Co.                                            2,087
   23,000   Palm, Inc. *                                                     832
--------------------------------------------------------------------------------
                                                                           4,363
--------------------------------------------------------------------------------
            COMPUTER - NETWORKING (2.1%)
    2,000   Brocade Communications Systems, Inc. *                           336
  110,000   Cisco Systems, Inc. *                                          5,266
   14,000   Juniper Networks, Inc. *                                       1,745
--------------------------------------------------------------------------------
                                                                           7,347
--------------------------------------------------------------------------------
            COMPUTER SOFTWARE & SERVICE (4.7%)
   75,000   America Online, Inc. *                                         3,046
   12,000   Art Technology Group, Inc. *                                     344
   22,000   BEA Systems, Inc. *                                            1,288
   11,200   I2 Technologies, Inc. *                                        1,079
    5,000   Mercury Interactive Corp. *                                      337
   80,000   Microsoft Corp. *                                              4,590
  156,000   Oracle Corp. *                                                 4,134
   12,000   Siebel Systems, Inc. *                                           839
   10,000   Veritas Software Corp. *                                         976
--------------------------------------------------------------------------------
                                                                          16,633
--------------------------------------------------------------------------------
            DRUGS (3.0%)
   34,000   Merck & Co., Inc.                                              3,151
   83,250   Pfizer, Inc.                                                   3,689
   60,000   Pharmacia Corp.                                                3,660
--------------------------------------------------------------------------------
                                                                          10,500
--------------------------------------------------------------------------------
            ELECTRICAL EQUIPMENT (1.5%)
  106,000   General Electric Co.                                           5,254
--------------------------------------------------------------------------------
            ELECTRONICS - INSTRUMENTATION (0.4%)
   45,000   Teradyne, Inc. *                                               1,353
--------------------------------------------------------------------------------
            ELECTRONICS - SEMICONDUCTORS (3.2%)
   47,000   Analog Devices, Inc. *                                         2,332
   23,000   Applied Micro Circuits Corp. *                                 1,114
  104,000   Intel Corp.                                                    3,959
   13,000   Linear Technology Corp.                                          615
   90,000   Texas Instruments, Inc.                                        3,358
--------------------------------------------------------------------------------
                                                                          11,378
--------------------------------------------------------------------------------
            ENTERTAINMENT (0.7%)
   90,000   Walt Disney Co.                                                2,604
--------------------------------------------------------------------------------
            EQUIPMENT - SEMICONDUCTORS (0.5%)
   48,000   Applied Materials, Inc. *                                      1,941
--------------------------------------------------------------------------------
            FINANCE - DIVERSIFIED (0.7%)
   39,000   Morgan Stanley Dean Witter & Co.                               2,472
--------------------------------------------------------------------------------
            HEALTH CARE - DIVERSIFIED (1.6%)
   33,000   Bristol-Myers Squibb Co.                                       2,287
   32,000   Johnson & Johnson, Inc.                                        3,200
--------------------------------------------------------------------------------
                                                                           5,487
--------------------------------------------------------------------------------
            HOSPITALS (0.3%)
   42,000   Health Management Associates, Inc. *                             895
--------------------------------------------------------------------------------
            INSURANCE - MULTILINE COMPANIES (1.1%)
   42,000   American International Group, Inc.                             4,071
--------------------------------------------------------------------------------
            INTERNET SERVICES (0.1%)
   21,000   Amazon.com, Inc. *                                               519
--------------------------------------------------------------------------------
            MANUFACTURING - SPECIALIZED (0.7%)
   44,000   Avery Dennison Corp.                                           2,420
--------------------------------------------------------------------------------
            MEDICAL PRODUCTS & SUPPLIES (1.8%)
    5,000   Applera Corp. - Applied Biosystems                               413
   37,000   Guidant Corp. *                                                1,996
   76,000   Medtronic, Inc.                                                4,047
--------------------------------------------------------------------------------
                                                                           6,456
--------------------------------------------------------------------------------
            OIL & GAS - DRILLING/EQUIPMENT (0.8%)
   82,000   Halliburton Co.                                                2,737
--------------------------------------------------------------------------------
            PERSONAL CARE (1.1%)
   95,000   Avon Products, Inc.                                            3,954
--------------------------------------------------------------------------------
            RETAIL - DRUGS (0.2%)
   19,900   Duane Reade, Inc. *                                              563
--------------------------------------------------------------------------------
            RETAIL - GENERAL MERCHANDISING (1.2%)
  147,000   Target Corp.                                                   4,419
--------------------------------------------------------------------------------
            RETAIL - SPECIALTY APPAREL (0.2%)
   31,000   Gap, Inc.                                                        773
--------------------------------------------------------------------------------
            SERVICES - COMMERCIAL & CONSUMER (0.2%)
   14,000   Gemstar-TV Guide International, Inc. *                           570
--------------------------------------------------------------------------------
            TELECOMMUNICATIONS - LONG DISTANCE (0.4%)
   48,000   Level 3 Communications, Inc. *                                 1,290
--------------------------------------------------------------------------------
            Total U.S. stocks (cost: $81,524)                            120,581
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT
   (000)
------------

                            MONEY MARKET INSTRUMENT (2.0%)

   $6,892   Federal National Mortgage Association Discount Note,
              6.43%, 12/01/2000 (cost: $6,892)                             6,892
--------------------------------------------------------------------------------
            Total investments (cost $271,219)                           $347,654
================================================================================



                       PORTFOLIO SUMMARY BY CONCENTRATION
                       ----------------------------------
            Drugs                                                8.7%
            Communication Equipment                              6.2
            Computer Software & Service                          5.5
            Insurance - Multiline Companies                      4.9
            Electronics - Semiconductors                         4.7
            Telephones                                           4.4
            Banks - Money Center                                 4.0
            Banks - Major Regional                               3.3
            Oil - International Integrated                       3.0
            Chemicals - Specialty                                2.6
            Computer - Networking                                2.1
            U.S. Government                                      2.0
            Beverages - Nonalcoholic                             1.9
            Electrical Equipment                                 1.9
            Oil & Gas - Drilling/Equipment                       1.9
            Railroads/Shipping                                   1.9
            Medical Products & Supplies                          1.8
            Health Care - Diversified                            1.6
            Computer - Hardware                                  1.4
            Electric Utilities                                   1.4
            Finance - Diversified                                1.4
            Manufacturing - Diversified Industries               1.4
            Home Furnishings & Appliances                        1.3
            Oil & Gas - Exploration & Production                 1.3
            Retail - General Merchandising                       1.3
            Electronics - Computer Distributors                  1.1
            Personal Care                                        1.1
            Advertising/Marketing                                1.0
            Broadcasting - Radio & TV                            1.0
            Household Products                                   1.0
            Investment Banks/Brokerage                           1.0
            Other                                               20.3
                                                                ----
            Total                                               98.4%
                                                                ====









USAA WORLD GROWTH FUND
NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2000
(UNAUDITED)



GENERAL NOTES

Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.

ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

GDR - Global Depositary Receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Represents less than 0.1% of net assets.

* Non-income producing security.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.










USAA WORLD GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
(IN  THOUSANDS)

NOVEMBER 30, 2000
(UNAUDITED)


ASSETS
   Investments in securities, at market value (identified cost of $271,219)     $347,654
   Cash                                                                               44
   Cash denominated in foreign currencies (identified cost of $1,580)              1,489
   Receivables:
      Capital shares sold                                                             42
      Dividends and interest                                                         446
      Securities sold                                                              4,329
   Unrealized appreciation on foreign currency contracts held, at value                1
                                                                                --------
         Total assets                                                            354,005
                                                                                --------

LIABILITIES
   Securities purchased                                                              203
   Unrealized depreciation on foreign currency contracts held, at value                4
   Capital shares redeemed                                                            75
   USAA Investment Management Company                                                235
   USAA Transfer Agency Company                                                       78
   Accounts payable and accrued expenses                                              86
                                                                                --------
         Total liabilities                                                           681
                                                                                --------
            Net assets applicable to capital shares outstanding                 $353,324
                                                                                ========

REPRESENTED BY:
   Paid-in capital                                                              $277,643
   Accumulated undistributed net investment income                                    59
   Accumulated net realized loss on investments                                     (683)
   Net unrealized appreciation of investments                                     76,435
   Net unrealized depreciation on foreign currency translations                     (130)
                                                                                --------
            Net assets applicable to capital shares outstanding                 $353,324
                                                                                ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                20,711
                                                                                ========
   Net asset value, redemption price, and offering price per share              $  17.06
                                                                                ========



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









USAA WORLD GROWTH FUND
STATEMENT OF OPERATIONS
(IN THOUSANDS)

SIX-MONTH PERIOD ENDED NOVEMBER 30, 2000
(UNAUDITED)



Net investment income:
   Income:
      Dividends (net of foreign taxes withheld of $233)               $  2,061
      Interest                                                             453
                                                                      --------
         Total income                                                    2,514
                                                                      --------
   Expenses:
      Management fees                                                    1,534
      Transfer agent's fees                                                457
      Custodian's fees                                                     174
      Postage                                                               53
      Shareholder reporting fees                                             6
      Trustees' fees                                                         2
      Registration fees                                                     32
      Professional fees                                                     23
      Other                                                                  2
                                                                      --------
         Total expenses                                                  2,283
                                                                      --------
            Net investment income                                          231
                                                                      --------
Net realized and unrealized loss on investments and foreign currency:
   Net realized loss on:
      Investments                                                         (486)
      Foreign currency transactions                                        (79)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                      (51,896)
      Foreign currency translations                                        (90)
                                                                      --------
            Net realized and unrealized loss                           (52,551)
                                                                      --------
Decrease in net assets resulting from operations                      $(52,320)
                                                                      ========



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.










USAA WORLD GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

SIX-MONTH PERIOD ENDED NOVEMBER 30, 2000, AND YEAR ENDED MAY 31, 2000
(UNAUDITED)


                                                           11/30/00    5/31/00
                                                           ---------------------
From operations:
   Net investment income                                   $    231   $   1,446
   Net realized gain (loss) on investments                     (486)     33,244
   Net realized loss on foreign currency transactions           (79)       (108)
   Change in net unrealized appreciation/depreciation of:
      Investments                                           (51,896)     38,320
      Foreign currency translations                             (90)         (8)
                                                           --------------------
      Increase (decrease) in net assets resulting
         from operations                                    (52,320)     72,894
                                                           --------------------
Distributions to shareholders from:
   Net investment income                                     (1,423)     (1,104)
                                                           --------------------
   Net realized gains                                       (20,253)    (26,002)
                                                           --------------------
From capital share transactions:
   Proceeds from shares sold                                 65,455     131,190
   Reinvested dividends                                      21,015      26,625
   Cost of shares redeemed                                  (73,620)   (115,835)
                                                           --------------------
      Increase in net assets from capital
         share transactions                                  12,850      41,980
                                                           --------------------
Net increase (decrease) in net assets                       (61,146)     87,768
   Net assets:
   Beginning of period                                      414,470     326,702
                                                           --------------------
   End of period                                           $353,324   $ 414,470
                                                           ====================
Accumulated undistributed net investment income:
   End of period                                           $     59   $   1,330
                                                           ====================
Change in shares outstanding:
   Shares sold                                                3,253       6,452
   Shares issued for dividends reinvested                     1,008       1,347
   Shares redeemed                                           (3,659)     (5,728)
                                                           --------------------
      Increase in shares outstanding                            602       2,071
                                                           ====================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









USAA WORLD GROWTH FUND
NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2000
(UNAUDITED)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of 11 separate funds. The information presented in this semiannual report pertains only to the USAA World Growth Fund (the Fund). The Fund's investment objective is capital appreciation. USAA Investment Management Company (the Manager) seeks to achieve this objective by investing the Fund's assets mostly in a mix of foreign and domestic equity securities.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

4. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager under the general supervision of the Board of Trustees.

B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized over the life of the respective securities.

D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

E. USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT

The Fund participates with other USAA funds in three joint short-term revolving loan agreements totaling $850 million, two with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($250 million committed and $500 million uncommitted), and one with Bank of America ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under both agreements with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under any of these agreements during the six-month period ended November 30, 2000.

(3) DISTRIBUTIONS

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended November 30, 2000, were $86,113,000 and $80,200,000, respectively.

Gross unrealized appreciation and depreciation of investments at November 30, 2000, were $107,305 and $30,870, respectively.

(5) FOREIGN CURRENCY CONTRACTS

A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund currently enters into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund giving up the opportunity for potential profit.

At November 30, 2000, the terms of open foreign currency contracts were as follows:


FOREIGN CURRENCY CONTRACTS TO BUY:
-----------------------------------------------------------------------------------------
                              U.S. DOLLAR
 EXCHANGE     CONTRACTS TO    VALUE AS OF     IN EXCHANGE      UNREALIZED     UNREALIZED
   DATE         RECEIVE         11/30/00    FOR U.S. DOLLAR   APPRECIATION   DEPRECIATION
-----------------------------------------------------------------------------------------
 12/06/00         479
           South African Rand   $ 62,000       $ 61,000          $1,000           -
-----------------------------------------------------------------------------------------
 12/06/00         348
           South African Rand     45,000         45,000             -             -
-----------------------------------------------------------------------------------------
                                $107,000       $106,000          $1,000           -
=========================================================================================


FOREIGN CURRENCY CONTRACTS TO SELL:
-----------------------------------------------------------------------------------------
                              U.S. DOLLAR
 EXCHANGE     CONTRACTS TO    VALUE AS OF     IN EXCHANGE      UNREALIZED     UNREALIZED
   DATE         DELIVER         11/30/00    FOR U.S. DOLLAR   APPRECIATION   DEPRECIATION
-----------------------------------------------------------------------------------------
 12/05/00         133
             Euro Currency      $115,000        $115,000            -              -
-----------------------------------------------------------------------------------------
 12/05/00          31
             Euro Currency        27,000          27,000            -              -
-----------------------------------------------------------------------------------------
 12/05/00         191
             Pound Sterling      272,000         271,000            -           $(1,000)
-----------------------------------------------------------------------------------------
 12/05/00       1,159
             Norwegian Krone     125,000         125,000            -              -
-----------------------------------------------------------------------------------------
 12/01/00     60,500,350
             Turkish Lira         89,000          87,000            -            (2,000)
-----------------------------------------------------------------------------------------
 12/01/00     57,315,336
             Turkish Lira         84,000          83,000            -            (1,000)
-----------------------------------------------------------------------------------------
                                $712,000        $708,000            -           $(4,000)
=========================================================================================


(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are computed at 0.75% of its annual average net assets.

B. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses.

C. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.


(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:


                            SIX-MONTH
                           PERIOD ENDED
                           NOVEMBER 30,                  YEAR ENDED MAY 31,
                           ---------------------------------------------------------------
                              2000      2000       1999       1998       1997      1996
                           ---------------------------------------------------------------
Net asset value at
   beginning of period     $  20.61   $  18.11   $  18.36   $  16.84   $  15.50   $  12.96
Net investment income           .01        .05        .10        .11        .11        .12
Net realized and
   unrealized gain (loss)     (2.47)      3.94        .27       2.51       2.28       2.73
Distributions from net
   investment income           (.07)      (.06)      (.10)      (.08)      (.14)      (.08)
Distributions of realized
   capital gains              (1.02)     (1.43)      (.52)     (1.02)      (.91)      (.23)
                           ---------------------------------------------------------------
Net asset value at
   end of period           $  17.06   $  20.61   $  18.11   $  18.36   $  16.84   $  15.50
                           ===============================================================
Total return (%) *           (12.91)     22.59       2.06      16.29      16.52      22.43
Net assets at end
   of period (000)         $353,324   $414,470   $326,702   $356,880   $306,799   $267,192
Ratio of expenses to
   average net
   assets (%)                  1.13(a)    1.12       1.16       1.13       1.20       1.27
Ratio of net investment
   income to average
   net assets (%)               .11(a)     .39        .55        .64        .63        .96
Portfolio turnover (%)        20.81      39.20      51.19      45.04      50.02      60.97


  * ASSUMES REINVESTMENT OF ALL DIVIDEND  INCOME AND CAPITAL GAIN  DISTRIBUTIONS
    DURING THE PERIOD.
(a) ANNUALIZED.  THE  RATIO  IS NOT  NECESSARILY  INDICATIVE  OF  12  MONTHS  OF
    OPERATIONS.









TRUSTEES
Robert G. Davis, CHAIRMAN OF THE BOARD
Michael J.C. Roth, VICE CHAIRMAN OF THE BOARD
Barbara B. Dreeben
Robert L. Mason
David G. Peebles
Michael F. Reimherr
Laura T. Starks
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT                         LEGAL COUNSEL
USAA Shareholder Account Services      Goodwin, Procter & Hoar LLP
9800 Fredericksburg Road               Exchange Place
San Antonio, Texas 78288               Boston, Massachusetts 02109

CUSTODIAN                              INDEPENDENT AUDITORS
State Street Bank and Trust Company    KPMG LLP
P.O. Box 1713                          112 East Pecan, Suite 2400
Boston, Massachusetts 02105            San Antonio, Texas 78205

TELEPHONE ASSISTANCE HOURS             INTERNET ACCESS
Call toll free - Central Time          usaa.com(Registered TradeMark)
Monday - Friday 6 a.m. to 10 p.m.
Saturday 8:30 a.m. to 5 p.m.
Sunday 11:30 a.m. to 8 p.m.

FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
1-800-531-8181, (in San Antonio) 456-7200
For account servicing, exchanges, or redemptions
1-800-531-8448, (in San Antonio) 456-7202

RECORDED MUTUAL FUND PRICE QUOTES
24-hour service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

MUTUAL FUND USAA TOUCHLINE(Registered Trademark)
(from touch-tone phones only)
For account balance, last transaction, fund prices, or to exchange or redeem fund shares
1-800-531-8777, (in San Antonio) 498-8777